UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2006

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 370
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			 February 14, 2007

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		29

Form 13F Information Table Value Total:	   2,835,927


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

3Com Corporation                     COMM          885535104        356       86,625     SH     SOLE            86,625
Activision, Inc                      COMM          004930202      10732      622,511     SH     SOLE           622,511
AMN Healthcare Services, Inc.        COMM          001744101     100864    3,662,453     SH     SOLE         3,662,453
Amylin Pharmaceuticals, Inc.         COMM          032346108     693870   19,236,767     SH     SOLE        19,236,767
Arqule Inc.                          COMM          04269E107      24837    4,195,406     SH     SOLE         4,195,406
Atherogenetics, Inc.                 COMM          047439104      44609    4,501,455     SH     SOLE         4,501,455
AutoImmune Inc.                      COMM          052776101       1189    1,042,800     SH     SOLE         1,042,800
Berkshire Hathaway Inc. Class B      COMM          084670207      25387        6,925     SH     SOLE             6,925
ConocoPhillips                       COMM          20825C104      43170      600,000     SH     SOLE           600,000
Campbell Soup                        COMM          134429109      46279    1,190,000     SH     SOLE         1,190,000
Devon Energy Corporation             COMM          25179M103      13382      199,496     SH     SOLE           199,496
El Paso Corp                         COMM          28336L109     322260   21,090,300     SH     SOLE        21,090,300
i2 Technologies, Inc.                COMM          465754208        150        6,592     SH     SOLE             6,592
MIPS Technologies Inc.               COMM          604567107      24494    2,951,139     SH     SOLE         2,951,139
National Semiconductor Corp          COMM          637640103       2671      117,644     SH     SOLE           117,644
Nektar Therapeutics                  COMM          640268108      32132    2,112,558     SH     SOLE         2,112,558
Neose Technologies                   COMM          640522108      10223    4,584,132     SH     SOLE         4,584,132
New York Times Class A               COMM          650111107      13398      550,000     SH     SOLE           550,000
Pain Therapeutics, Inc.              COMM          69562K100      78578    8,828,946     SH     SOLE         8,828,946
Palm, Inc                            COMM          696643105        181       12,848     SH     SOLE            12,848
PYR Energy Corporation               COMM          693677106       3307    3,634,000     SH     SOLE         3,634,000
Sandisk Corp.                        COMM          80004C101     147191    3,420,664     SH     SOLE         3,420,664
Seagate Technology                   COMM          G7945J104     344500   13,000,000     SH     SOLE        13,000,000
Solexa Inc.                          COMM          83420X105      15529    1,180,906     SH     SOLE         1,180,906
Synopsys, Inc.                       COMM          871607107       2217       82,952     SH     SOLE            82,952
Talisman Energy Inc.                 COMM          87425E103     282068   16,602,000     SH     SOLE        16,602,000
The Coca-Cola Co.                    COMM          191216100     491185   10,180,000     SH     SOLE        10,180,000
Telik, Inc.                          COMM          87959M109      61130   13,799,189     SH     SOLE        13,799,189
VIVUS, Inc.                          COMM          928551100         37       10,300     SH     SOLE            10,300

02/07 EDGAR FILING Form 13F